Short-Term and Long-Term Borrowings - Schedule of Long-term Borrowings (Details) - Long-Term Borrowings [Member]	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 2,756,074	¥ 20,000,000
Agricultural Bank [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 1,378,037	¥ 10,000,000
Long-term borrowings, Issuance Date	Mar. 20, 2025
Long-term borrowings, Expiration Date	Mar. 19, 2028
Long-term borrowings, Interest	2.40%	2.40%
Agricultural Bank [Member]
Debt Instrument [Line Items]
Long-term borrowings, Amount	$ 1,378,037	¥ 10,000,000
Long-term borrowings, Issuance Date	Mar. 28, 2025
Long-term borrowings, Expiration Date	Mar. 27, 2028
Long-term borrowings, Interest	2.45%	2.45%